Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	HENNESSY FUNDS TRUST
Central Index Key	0000891944
Amendment Flag	false
Document Creation Date	Feb. 29, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Hennessy Cornerstone Growth Fund | Investor Class
Prospectus:
Trading Symbol	HFCGX
Hennessy Cornerstone Growth Fund | Institutional Class
Prospectus:
Trading Symbol	HICGX
Hennessy Focus Fund | Investor Class
Prospectus:
Trading Symbol	HFCSX
Hennessy Focus Fund | Institutional Class
Prospectus:
Trading Symbol	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund | Investor Class
Prospectus:
Trading Symbol	HFMDX
Hennessy Cornerstone Mid Cap 30 Fund | Institutional Class
Prospectus:
Trading Symbol	HIMDX
Hennessy Cornerstone Large Growth Fund | Investor Class
Prospectus:
Trading Symbol	HFLGX
Hennessy Cornerstone Large Growth Fund | Institutional Class
Prospectus:
Trading Symbol	HILGX
Hennessy Cornerstone Value Fund | Investor Class
Prospectus:
Trading Symbol	HFCVX
Hennessy Cornerstone Value Fund | Institutional Class
Prospectus:
Trading Symbol	HICVX
Hennessy Large Value Fund | Investor Class
Prospectus:
Trading Symbol	HLVFX
Hennessy Large Value Fund | Institutional Class
Prospectus:
Trading Symbol	HLVIX
Hennessy Total Return Fund | Investor Class
Prospectus:
Trading Symbol	HDOGX
Hennessy Equity and Income Fund | Institutional Class
Prospectus:
Trading Symbol	HEIFX
Hennessy Equity and Income Fund | Investor Class
Prospectus:
Trading Symbol	HEIIX
Hennessy Balanced Fund | Investor Class
Prospectus:
Trading Symbol	HBFBX
Hennessy Core Bond Fund | Investor Class
Prospectus:
Trading Symbol	HCBFX
Hennessy Core Bond Fund | Institutional Class
Prospectus:
Trading Symbol	HCBIX
Hennessy Gas Utility Fund | Investor Class
Prospectus:
Trading Symbol	GASFX
Hennessy Small Cap Financial Fund | Investor Class
Prospectus:
Trading Symbol	HSFNX
Hennessy Small Cap Financial Fund | Institutional Class
Prospectus:
Trading Symbol	HISFX
Hennessy Large Cap Financial Fund | Investor Class
Prospectus:
Trading Symbol	HLFNX
Hennessy Technology Fund | Investor Class
Prospectus:
Trading Symbol	HTECX
Hennessy Technology Fund | Institutional Class
Prospectus:
Trading Symbol	HTCIX
Hennessy Japan Fund | Institutional Class
Prospectus:
Trading Symbol	HJPIX
Hennessy Japan Fund | Investor Class
Prospectus:
Trading Symbol	HJPNX
Hennessy Japan Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	HJPSX
Hennessy Japan Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	HJSIX